SEWARD & KISSEL LLP
1200 G Street, N.W.
Washington, DC 20005

Telephone: (202) 737-8833
Facsimile: (202) 737-5184
www.sewkis.com

December 29, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Aegis Value Fund, Inc. (the “Fund”) File Nos.: 333-49241 and 811-09174

Dear Sir or Madam:

Attached herewith please find Post-Effective Amendment No. 17 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 18 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A (the “Registration Statement”) of Aegis Value Fund, Inc. (the “Amendment”).  This amendment is filed pursuant to paragraph (b) of Rule 485 under the 1933 Act and is marked to show changes in accordance with Rule 310 of Regulation S-T.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned or Paul Miller at (202) 737-8833.

Sincerely,

/s/Young Seo

Young Seo, Esq.
Seward & Kissel LLP

Enclosures

cc:           Paul M. Miller. Esq.

SK 23261 0002 1158950